Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial assets designated as measured at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	Financial assets at fair value through profit or loss

	2025	2024
Financial assets at FVTPL
- Investment funds	$19,862	$—
- Unlisted securities	11,582	11,665
	$31,444	$11,665
Movement of the balance during the years ended December 31, 2025 and 2024 is as follow:

	2025	2024
Balance at January 1	$11,665	$20,405
Additions	19,999	129
Redemptions	(1,000)	—
Changes in fair value recognized in profit or loss	780	(8,869)
Balance at December 31	$31,444	$11,665

	2025	2024
Represented by:
Non-current	$252	$1,103
Current	31,192	10,562
	$31,444	$11,665